Condensed Financial Information Of Parent Company	12 Months Ended
Dec. 31, 2021
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company

ADDITIONAL INFORMATION—FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

BALANCE SHEETS

(Amounts in thousands, except for share and per share data)

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
ASSETS
Current assets
Cash and cash equivalents	627,436	499,863	78,439
Prepaid expenses and other current assets	7,832	5,922	929
Amounts due from subsidiaries	1,393,817	1,430,792	224,522
Total current assets	2,029,085	1,936,577	303,890
Non-current assets
Other non-current assets	23,705	25,316	3,973
Total non-current assets	23,705	25,316	3,973
TOTAL ASSETS	2,052,790	1,961,893	307,863

LIABILITIES AND SHAREHOLDERS’ DEFICIT
LIABILITIES
Current liabilities
Accrued expenses and other current liabilities	10,822	23,216	3,643
Total current liabilities	10,822	23,216	3,643
Non-current liabilities
Deficits of investments in subsidiaries, VIEs and VIEs' subsidiaries	3,249,408	2,943,976	461,974
Other non-current liabilities	4,029	3,927	616
Total non-current liabilities	3,253,437	2,947,903	462,590
TOTAL LIABILITIES	3,264,259	2,971,119	466,233

SHAREHOLDERS’ DEFICIT
Class A ordinary shares (par value of US$0.00005, 796,062,195 shares authorized; 1,978,621 and 2,085,939 shares issued as of December 31, 2020 and 2021, respectively; 1,792,560 and 1,839,553 shares outstanding as of December 31, 2020 and 2021, respectively)	1	1	—
Class B ordinary shares (par value of US$0.00005, 826,389 shares authorized; 826,389 and 826,389 shares issued and outstanding as of December 31, 2020 and 2021, respectively)	—	—	—
Class C ordinary shares (par value of US$0.00005, 203,111,416 shares authorized; 4,110,248 and 4,002,930 shares issued and outstanding as of December 31, 2020 and 2021, respectively)	1	1	—
Treasury stock	—	—	—
Additional paid-in capital	2,367,168	2,364,313	371,012
Accumulated other comprehensive income	96,490	82,532	12,951
Accumulated deficit	(3,675,129)	(3,456,073)	(542,333)
TOTAL SHAREHOLDERS’ DEFICIT	(1,211,469)	(1,009,226)	(158,370)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT	2,052,790	1,961,893	307,863

ADDITIONAL INFORMATION—FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF OPERATIONS

(Amounts in thousands)

	Years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Cost of revenues	(317)	(163)	(101)	(16)
Gross profit	(317)	(163)	(101)	(16)
Operating expenses
Sales and marketing expenses	(674)	(14,278)	14	2
General and administrative expenses	(22,850)	(61,500)	(58,477)	(9,176)
Total operating expenses	(23,524)	(75,778)	(58,463)	(9,174)
Loss from operations	(23,841)	(75,941)	(58,564)	(9,190)
Interest income	38,331	14,880	5,349	838
Other income, net			8	1
Profit/(loss) before income tax expenses	14,490	(61,061)	(53,207)	(8,351)
Income tax expenses	—	—	—	—
(Loss)/income from investment in subsidiaries	(409,307)	(369,481)	272,263	42,724
Net (loss)/income	(394,817)	(430,542)	219,056	34,373

ADDITIONAL INFORMATION—FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME

(Amounts in thousands)

	Years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Net (loss)/income	(394,817)	(430,542)	219,056	34,373
Other comprehensive income/(loss), net of tax effect of nil:
Change in cumulative foreign currency translation adjustments	23,608	(45,945)	(13,958)	(2,190)
Total comprehensive (loss)/income	(371,209)	(476,487)	205,098	32,183

.ADDITIONAL INFORMATION—FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF CASH FLOWS

(Amounts in thousands)

	Years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Net cash used in operating activities	(360,769)	(427,279)	(37,609)	(5,904)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of short-term investments	—	(120,107)	—	—
Proceeds from maturity of short-term investments	436,228	120,107	—	—
Amounts due from subsidiaries	—	—	(69,529)	(10,910)
Loan to employees	(26,849)	—	(2,204)	(346)
Repayment of loan to employees	—	563	—	—
Net cash generated from/(used in) investing activities	409,379	563	(71,733)	(11,256)
CASH FLOWS FROM FINANCING ACTIVITIES
Share repurchase	(31,650)	(26,579)	(4,866)	(764)
Net cash used in financing activities	(31,650)	(26,579)	(4,866)	(764)
Effect of exchange rate charges	21,567	(44,317)	(13,365)	(2,095)
Net increase/(decrease) in cash and cash equivalents	38,527	(497,612)	(127,573)	(20,019)
Cash and cash equivalents at beginning of the year	1,086,521	1,125,048	627,436	98,458
Cash and cash equivalents at end of the year	1,125,048	627,436	499,863	78,439

ADDITIONAL INFORMATION—FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

NOTES TO FINANCIAL STATEMENTS

(Amounts in thousands, except for share and per share data)

1.	BASIS FOR PREPARATION

The condensed financial information of Sunlands Technology Group has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries.

2.	INVESTMENTS IN SUBSIDIARIES AND VIES AND VIES' SUBSIDIARIES

The Company, its subsidiaries, the VIEs and the VIEs’ subsidiaries were included in the consolidated financial statements where the inter-company balances and transactions were eliminated upon consolidation. For purpose of the Company’s stand-alone financial statements, its investments in subsidiaries, the VIEs and the VIEs’ subsidiaries were reported using the equity method of accounting. The Company’s share of loss/income from its subsidiaries, the VIEs and the VIEs’ subsidiaries were reported as equity in earnings of its subsidiaries, the VIEs and the VIEs’ subsidiaries in the condensed statements of operations.

3.	CONVENIENCE TRANSLATION

The Group’s business is primarily conducted in China and all of the revenues are denominated in RMB. However, periodic reports made to shareholders will include current period amounts translated into US dollars using the exchange rate as of balance sheet date, for the convenience of the readers. Translations of balances in the balance sheet, and the related statement of operations and cash flows from Renminbi (“RMB”) into US dollars as of and for the year ended December 31, 2021 are solely for the convenience of the readers and were calculated at the rate of US$1.00=RMB6.3726, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 30, 2021. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 30, 2021, or at any other rate.